UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22867

Cohen & Steers MLP & Energy Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2015

Item 1. Schedule of Investments

COHEN & STEERS MLP & ENERGY OPPORTUNITY FUND, INC.

SCHEDULE OF INVESTMENTS

February 28, 2015 (unaudited)

		Number of Shares/Units	Value

MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES	92.3%

COMPRESSION	0.3%
USA Compression Partners, LP		11,161	217,863
			217,863

CRUDE/REFINED PRODUCTS	21.7%
Blueknight Energy Partners, LP		43,826	327,380
CrossAmerica Partners, LP		7,938	271,956
Enbridge Energy Management, LLC[a]		26,191	976,382
Enbridge, Inc. (Canada)		50,913	2,367,469
Gibson Energy, Inc. (Canada)		91,892	1,947,219
Inter Pipeline Ltd. (Canada)		88,027	2,337,810
JP Energy Partners, LP		22,876	332,388
Magellan Midstream Partners, LP		17,734	1,457,735
Nustar Energy, LP		6,666	420,225
Nustar GP Holdings, LLC		7,872	287,171
Plains GP Holdings, LP		119,658	3,427,005
Rose Rock Midstream, LP		11,660	540,791
SemGroup Corporation		24,252	1,874,922
Shell Midstream Partners, LP		8,624	336,853
Sunoco Logistics Partners, LP		19,111	845,088
Tesoro Logistics, LP		10,386	596,364
USD Partners, LP		30,490	402,773
			18,749,531

DIVERSIFIED MIDSTREAM	25.2%
Altagas Ltd. (Canada)		62,102	2,234,996
CorEnergy Infrastructure Trust, Inc.		69,701	468,391
Dominion Midstream Partners, LP		11,719	480,479
Energy Transfer Equity, LP		42,707	2,727,696
Energy Transfer Partners, LP		28,330	1,685,068
Enterprise Products Partners, LP		40,795	1,360,105
Kinder Morgan, Inc.		104,595	4,289,441
Martin Midstream Partners, LP		8,175	261,927
NGL Energy Partners, LP		16,090	491,067
Oneok, Inc.		28,191	1,247,734
Pembina Pipeline Corporation (Canada)		23,505	751,724
Spectra Energy Corp.		53,983	1,915,857
Summit Midstream Partners, LP		10,115	364,848
Williams Companies, Inc.		69,397	3,403,229
			21,682,562

DIVERSIFIED UTILITIES	12.7%
Atmos Energy Corp.		42,913	2,276,106
Centerpoint Energy, Inc.		83,643	1,738,938
Dominion Resources, Inc.		29,670	2,138,910
DTE Energy Company		28,028	2,299,137
Nisource, Inc.		29,867	1,281,593
Sempra Energy		10,991	1,189,226
			10,923,910

GATHERING & PROCESSING	11.6%
Antero Midstream Partners, LP		25,116	653,016
Crestwood Equity Partners, LP		48,637	308,359
EnLink Midstream Partners, LP		18,190	488,583
EQT Corporation		9,349	746,144
EQT Midstream Partners, LP		11,967	995,894
Keyera Corp.		13,902	931,137
MarkWest Energy Partners, LP		25,682	1,668,046
Rice Midstream Partners, LP		29,933	443,008
Southcross Energy Partners, LP		18,484	234,192
Tallgrass Energy Partners, LP		13,309	636,303
Targa Resources Corp.		26,137	2,602,722
Williams Partners, LP		6,316	323,000
			10,030,404

MARINE SHIPPING/OFFSHORE	7.1%
Dynagas LNG Partners, LP		26,507	529,610
GasLog Ltd. (Monaco)		41,273	816,793
Golar LNG Ltd. (Bermuda)		18,640	578,213
Golar LNG Partners, LP (Marshall Islands)		26,510	692,176
Hoegh LNG Partners, LP (Marshall Islands)		25,651	575,865
KNOT Offshore Partners, LP (Marshall Islands)		28,351	636,480
Teekay Offshore Partners, LP (Marshall Islands)		34,975	767,351
Teekay Shipping Corp (Marshall Islands)		33,445	1,479,607
			6,076,095

NATURAL GAS PIPELINES	8.0%
Boardwalk Pipeline Partners, LP		29,897	490,311
Cheniere Energy, Inc.		12,778	1,030,290
Cheniere Energy Partners, LP Holdings, LLC		28,289	662,245
Cheniere Energy Partners, LP		12,939	396,580
TransCanada Corporation (Canada)		79,665	3,491,597
Veresen, Inc. (Canada)		64,745	805,881
			6,876,904

OIL & GAS STORAGE	0.5%
VTTI Energy Partners, LP (Marshall Islands)		17,646	456,326
			456,326

PROPANE	0.7%
AmeriGas Partners, LP		7,235	356,179
Ferrellgas Partners, LP		9,969	253,213
			609,392

RENEWABLE ENERGY	1.9%
NRG Yield, Inc.		9,563	490,678
Pattern Energy Group, Inc.		18,385	511,471
TransAlta Renewables, Inc.		61,853	649,652
			1,651,801

OTHER	2.6%
Abengoa Yield PLC (Spain)		5,509	180,640
InfraREIT Inc.[b]		10,493	284,570
Macquarie Infrastructure Co. LLC		18,842	1,481,170
Westshore Terminals Investment Corp. (Canada)		12,803	332,134
			2,278,514

TOTAL INVESTMENTS (Identified cost - $82,531,108)	92.3%		79,553,302

OTHER ASSETS IN EXCESS OF LIABILITIES	7.7		6,665,318

NET ASSETS	100.0%		$86,218,620

Note: Percentages indicated are based on the net assets of the Fund.

a                    Distributions are paid-in-kind.

b                   Non-income producing security.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•  Level 1—quoted prices in active markets for identical investments

•  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•  Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities as of February 28, 2015.

The following is a summary of the inputs used as of February 28, 2015 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Master Limited Partnerships and Related Companies	$79,553,302	$79,553,302	$—	$—
Total Investments[a]	$79,553,302	$79,553,302	$—	$—

a  Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2. Income Tax Information

As of February 28, 2015, the federal tax cost and unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$82,531,108
Gross unrealized appreciation	$2,855,407
Gross unrealized depreciation	(5,833,213)
Net unrealized appreciation (depreciation)	$(2,977,806)

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS MLP & ENERGY OPPORTUNITY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: April 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin	Name:	James Giallanza
	Title: President and Principal Executive Officer	Title:	Treasurer and Principal Financial Officer

Date: April 22, 2015